Income statement and Statement of comprehensive income - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Net sales	kr 111,831	kr 111,696	kr 111,780
Cost of goods sold	17,617	17,632	17,183
Gross profit	94,214	94,064	94,597
Sales and distribution costs	29,397	28,340	28,377
Research and development costs	14,805	14,014	14,563
Administrative costs	3,916	3,784	3,962
Other operating income, net	1,152	1,041	737
Operating profit	47,248	48,967	48,432
Financial income	2,122	1,246	92
Financial expenses	1,755	1,533	726
Profit before income taxes	47,615	48,680	47,798
Income taxes	8,987	10,550	9,873
Net profit for the year	kr 38,628	kr 38,130	kr 37,925
Earnings per share
Basic earnings per share (DKK per share)	kr 15.96	kr 15.42	kr 14.99
Diluted earnings per share (DKK per share)	kr 15.93	kr 15.39	kr 14.96